Shareholder Report, Line Graph (Details) DFC1_DFA World ex U.S. Government Fixed Income Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA World ex U.S. Government Fixed Income Portfolio – Institutional
Accumulated Value	$ 11,089	$ 10,115	$ 10,082	$ 12,180	$ 12,868	$ 12,340	$ 11,026	$ 10,766	$ 10,626	$ 10,000	$ 11,657
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Accumulated Value	12,400	11,347	11,077	12,175	12,331	12,003	10,924	10,711	10,573	10,000	$ 12,957
FTSE Non-USD World Government Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Non-USD World Government Bond Index (hedged to USD)
Accumulated Value	$ 11,794	$ 10,846	$ 10,807	$ 12,224	$ 12,498	$ 12,128	$ 10,885	$ 10,692	$ 10,599	$ 10,000	$ 12,226